LOAN PAYABLE (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Interest expense on loan	$ 306,038	$ 274,384
Unsecured Short Term Loan [Member]
Disclosure of detailed information about borrowings [line items]
Face amount of loan	$ 300,000
Loan interest rate	1.50%
Maturity of loan	due on demand
Interest expense on loan	$ 9,000